Notes to the Balance Sheet - Summary of Inventories - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Impairment	€ 7,400	€ 0
Prepayments Received in the Financial Year	€ 19,444	€ 37,109